Item 1. Schedule of Investments:

--------------------------------

	Putnam High Income Bond Fund
	The fund's portfolio
	May 31, 2005 (Unaudited)
	Corporate bonds and notes (42.7%) (a)
	Principal amount			Value
	Basic Materials (4.3%)
	$2,000	Abitibi-Consolidated Finance LP company guaranty 7 7/8s, 2009		$1,980
	160,000	Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)		168,400
	20,000	AK Steel Corp. company guaranty 7 3/4s, 2012		18,150
	220,000	Almatis Investment Holdings S.a.r.l. sr. notes 11s, 2013 (Luxembourg) (PIK)		220,000
	160,000	ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		173,600
	170,000	BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		190,825
	80,000	Century Aluminum Co. company guaranty 7 1/2s, 2014		78,400
EUR	275,000	Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)		346,305
	$235,000	Compass Minerals Group, Inc. company guaranty 10s, 2011		256,150
	65,000	Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		54,275
	180,000	Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		157,050
	100,000	Crystal US Holdings, LLC 144A sr. disc. notes stepped-coupon zero % (10s, 10/1/09), 2014 (STP)		68,750
	148,000	Equistar Chemicals LP notes 8 3/4s, 2009		155,770
	352,000	Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008		382,800
	95,000	Georgia-Pacific Corp. bonds 7 3/4s, 2029		106,756
	165,000	Georgia-Pacific Corp. company guaranty 9 3/8s, 2013		186,863
	272,000	Georgia-Pacific Corp. debs. 7.7s, 2015		307,360
	240,000	Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		261,600
	309,000	Hercules, Inc. company guaranty 11 1/8s, 2007		349,170
	180,000	Hercules, Inc. company guaranty 6 3/4s, 2029		175,500
	50,000	Huntsman Advanced Materials, LLC 144A sec. FRN 10.89s, 2008		52,625
	65,000	Huntsman Advanced Materials, LLC 144A sec. notes 11s, 2010		74,100
	97,000	Huntsman, LLC company guaranty 11 5/8s, 2010		111,550
	53,000	Huntsman, LLC 144A company guaranty 12s, 2012		60,950
	425,000	Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		414,375
	3,000	ISP Holdings, Inc. sec. sr. notes Ser. B, 10 5/8s, 2009		3,203
	150,000	Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		140,250
EUR	152,922	JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)		148,206
	$20,000	Lyondell Chemical Co. bonds 11 1/8s, 2012		22,675
	270,000	Lyondell Chemical Co. company guaranty 10 1/2s, 2013		308,138
	108,000	Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		114,885
	275,000	MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		268,813
EUR	15,000	Nalco Co. sr. notes 7 3/4s, 2011		19,565
EUR	190,000	Nalco Co. sr. sub. notes 9s, 2013		252,167
	$285,000	Nalco Co. sr. sub. notes 8 7/8s, 2013		297,825
	265,000	Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		247,775
	355,000	Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)		347,900
	148,822	PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		155,519
	6,502	Pioneer Companies, Inc. sec. sr. notes FRN 6.59s, 2006		6,502
	75,000	PQ Corp. 144A company guaranty 7 1/2s, 2013		72,375
EUR	310,000	Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014		380,238
EUR	105,000	SGL Carbon SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)		136,633
	$180,000	Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		191,700
	17,046	Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		17,046
	170,000	Stone Container Corp. sr. notes 9 3/4s, 2011		180,200
	95,000	Stone Container Corp. sr. notes 8 3/8s, 2012		94,763
	115,000	Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		106,663
	3,000	Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)		2,430
	120,000	Ucar Finance, Inc. company guaranty 10 1/4s, 2012		124,200
	279,000	United States Steel Corp. sr. notes 9 3/4s, 2010		304,808
	12,320	Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		9,856
	23,889	Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		19,111
	40,000	WHX Corp. sr. notes 10 1/2s, 2005 (In default) (DEF) (NON)		40,000
				8,386,750
	Capital Goods (4.0%)
	80,000	AEP Industries, Inc. 144A sr. notes 7 7/8s, 2013		79,898
EUR	350,000	Aero Invest 1 SA 144A company guaranty FRN 10.677s, 2015 (Luxembourg) (PIK)		414,826
	$310,000	AGCO Corp. company guaranty 9 1/2s, 2008		324,725
	293,000	Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		303,255
	30,000	Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s, 2011		27,975
	180,000	Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		192,600
	415,000	Argo-Tech Corp. sr. notes 9 1/4s, 2011		448,200
	50,000	BE Aerospace, Inc. sr. notes 8 1/2s, 2010		54,125
	51,000	BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		52,020
	410,000	BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008		410,000
	160,000	Blount, Inc. sr. sub. notes 8 7/8s, 2012		167,200
	65,000	Browning-Ferris Industries, Inc. debs. 7.4s, 2035		54,925
	140,000	Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		138,950
EUR	15,000	Crown Euro Holdings SA sec. notes 10 1/4s, 2011 (France)		20,547
	$115,000	Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)		125,925
	340,000	Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		392,275
	238,000	Decrane Aircraft Holdings Co. company guaranty zero %, 2008		90,440
	199,000	Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		208,950
EUR	80,000	Flender Holdings 144A sr. notes 11s, 2010 (Germany)		117,139
	$105,000	Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		98,963
	100,000	L-3 Communications Corp. company guaranty 7 5/8s, 2012		106,000
	80,000	L-3 Communications Corp. company guaranty 6 1/8s, 2013		79,200
	405,000	Legrand SA debs. 8 1/2s, 2025 (France)		481,950
	124,000	Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		137,640
EUR	45,000	Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011		61,390
	$50,000	Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		51,750
	315,000	Milacron Escrow Corp. sec. notes 11 1/2s, 2011		329,175
	230,000	Mueller Group, Inc. sr. sub. notes 10s, 2012		241,500
	135,000	Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s, 4/15/09), 2014 (STP)		97,538
	5,000	Owens-Brockway Glass company guaranty 8 7/8s, 2009		5,313
	240,000	Owens-Brockway Glass company guaranty 8 1/4s, 2013		259,200
	100,000	Owens-Brockway Glass company guaranty 7 3/4s, 2011		106,500
	217,000	Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		238,700
	15,000	Owens-Illinois, Inc. debs. 7.8s, 2018		15,675
	205,000	Polypore, Inc. sr. sub. notes 8 3/4s, 2012		177,325
	285,000	Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008		302,100
	260,000	Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		221,000
	315,000	Solo Cup Co. sr. sub. notes 8 1/2s, 2014		302,400
	40,000	Terex Corp. company guaranty 9 1/4s, 2011		43,200
	82,000	Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		89,175
	430,000	Titan Corp. (The) company guaranty 8s, 2011		460,100
				7,529,769
	Communication Services (3.5%)
	54,000	Alamosa Delaware, Inc. company guaranty 11s, 2010		60,210
	49,000	Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s, 7/31/05), 2009 (STP)		53,533
	90,000	Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012		93,825
	45,000	American Cellular Corp. company guaranty 9 1/2s, 2009		43,875
	71,000	American Tower Corp. sr. notes 9 3/8s, 2009		74,461
	90,000	American Tower Corp. sr. notes 7 1/2s, 2012		94,050
	165,000	American Towers, Inc. company guaranty 7 1/4s, 2011		172,838
	28,862	Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)		1,443
	90,000	Centennial Cellular Operating Co. company guaranty 10 1/8s, 2013		100,463
	35,000	Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		30,800
	100,000	Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		99,000
	80,000	Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		73,800
	80,000	Cincinnati Bell, Inc. 144A sr. notes 7s, 2015		76,600
	240,000	Citizens Communications Co. notes 9 1/4s, 2011		265,800
	205,000	Citizens Communications Co. sr. notes 6 1/4s, 2013		197,825
	272,000	Crown Castle International Corp. sr. notes 9 3/8s, 2011		300,220
	60,000	Eircom Funding company guaranty Ser. US$, 8 1/4s, 2013 (Ireland)		63,000
	22,872	Globix Corp. company guaranty 11s, 2008 (PIK)		21,500
	230,000	Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		239,200
	230,000	Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		170,200
	210,000	Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)		215,513
	100,000	Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)		101,750
	70,000	iPCS, Inc. sr. notes 11 1/2s, 2012		76,650
	25,000	IWO Escrow Co. 144A sec. FRN 6.891s, 2012		24,875
	25,000	IWO Escrow Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s, 1/15/10), 2015 (STP)		15,875
	180,000	Level 3 Financing, Inc. 144A sr. notes 10 3/4s, 2011		150,750
	160,000	Madison River Capital Corp. sr. notes 13 1/4s, 2010		169,600
	270,000	MCI, Inc. sr. notes 8.735s, 2014		302,400
	220,000	MCI, Inc. sr. notes 7.688s, 2009		230,450
	22,000	Nextel Communications, Inc. sr. notes 6 7/8s, 2013		23,375
	625,000	Nextel Communications, Inc. sr. notes 5.95s, 2014		639,063
	68,000	Nextel Partners, Inc. sr. notes 12 1/2s, 2009		74,460
	290,000	Nextel Partners, Inc. sr. notes 8 1/8s, 2011		315,375
	540,000	Qwest Communications International, Inc. 144A sr. notes 8s, 2014		521,100
	615,000	Qwest Corp. 144A notes 9 1/8s, 2012		667,275
	85,000	Qwest Services Corp. 144A notes 14s, 2014		100,513
	150,000	Qwest Services Corp. 144A notes 13 1/2s, 2010		171,000
	30,000	Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		35,700
	110,000	Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011 (Canada)		128,150
	55,000	Rural Cellular Corp. sr. notes 9 7/8s, 2010		54,313
	235,000	Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		207,975
	75,000	SBA Communications Corp. 144A sr. notes 8 1/2s, 2012		79,500
	75,000	SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		65,625
	75,000	Valor Telecommunications Enterprises LLC/Finance Corp. 144A sr. notes 7 3/4s, 2015		72,938
				6,676,868
	Consumer Cyclicals (10.2%)
	400,000	Advertising Direct 144A sr. notes 9 1/4s, 2012 (Canada)		419,000
	100,000	Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009		109,250
	65,000	ArvinMeritor, Inc. notes 8 3/4s, 2012		65,000
	105,000	Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		100,013
	260,000	Autonation, Inc. company guaranty 9s, 2008		282,750
	75,000	Bear Creek Corp. 144A sr. notes 9s, 2013		72,375
	95,000	Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		100,938
	35,000	Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012		37,275
	30,000	Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		32,475
	25,000	Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		26,563
	290,000	Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		294,350
	70,000	Building Materials Corp. company guaranty 8s, 2008		69,825
	90,000	CanWest Media, Inc. sr. sub. notes 10 5/8s, 2011 (Canada)		98,325
	356,394	CanWest Media, Inc. 144A sr. sub. notes 8s, 2012 (Canada)		367,977
	415,000	Cenveo Corp, sr. sub. notes 7 7/8s, 2013		393,213
	30,000	D.R. Horton, Inc. company guaranty 8s, 2009		32,635
	50,000	D.R. Horton, Inc. sr. notes 7 7/8s, 2011		55,500
	35,000	D.R. Horton, Inc. sr. notes 6 7/8s, 2013		37,188
	215,000	D.R. Horton, Inc. sr. notes 5 7/8s, 2013		215,522
	35,000	Dana Corp. notes 10 1/8s, 2010		36,204
	251,000	Dana Corp. notes 9s, 2011		273,590
	25,000	Dana Corp. notes 7s, 2029		20,915
	110,000	Dayton Superior Corp. sec. notes 10 3/4s, 2008		111,650
	44,000	Delco Remy International, Inc. company guaranty 11s, 2009		39,050
	210,000	Delco Remy International, Inc. sr. sub. notes 9 3/8s, 2012		159,600
	245,000	Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010		267,663
	115,000	Dex Media, Inc. disc. notes zero %, 2013		91,425
	455,000	Dex Media, Inc. notes 8s, 2013		483,438
	100,000	Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		90,000
	100,000	FelCor Lodging LP company guaranty 9s, 2008 (R)		106,500
	160,000	Gaylord Entertainment Co. sr. notes 8s, 2013		166,000
	60,000	Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007		61,500
	435,000	Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		415,425
	45,000	Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008		43,763
	180,000	Hasbro, Inc. notes 5.6s, 2005		181,022
	35,000	HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)		35,613
	60,000	Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)		64,725
	215,000	Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		220,913
	405,000	Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		423,225
	155,000	Icon Health & Fitness company guaranty 11 1/4s, 2012		113,925
	150,000	JC Penney Co., Inc. debs. 7.95s, 2017		169,125
	220,000	JC Penney Co., Inc. debs. 7 1/8s, 2023		227,700
	130,000	JC Penney Co., Inc. notes 9s, 2012		151,450
	10,000	JC Penney Co., Inc. notes 8s, 2010		11,000
	330,000	John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012		360,525
	325,000	Jostens IH Corp. company guaranty 7 5/8s, 2012		311,188
	130,000	K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012		138,450
	90,000	K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014		89,100
	60,000	K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		60,000
	360,000	KB Home sr. notes 5 3/4s, 2014		353,385
	2,000	KB Home sr. sub. notes 9 1/2s, 2011		2,140
	320,000	Laidlaw International, Inc. sr. notes 10 3/4s, 2011		362,000
	130,000	Lamar Media Corp. company guaranty 7 1/4s, 2013		137,150
	51,000	Lear Corp. company guaranty Ser. B, 8.11s, 2009		52,125
	281,000	Levi Strauss & Co. sr. notes 12 1/4s, 2012		304,885
	253,000	Levi Strauss & Co. 144A sr. notes 9 3/4s, 2015		245,410
	55,000	Mandalay Resort Group sr. notes 6 3/8s, 2011		55,275
	225,000	MediaNews Group, Inc. sr. sub. notes 6 7/8s, 2013		218,250
	170,000	MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)		173,825
	75,000	MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)		76,500
	75,000	Meritage Homes Corp. 144A sr. notes 6 1/4s, 2015		70,125
	145,000	Meritor Automotive, Inc. notes 6.8s, 2009		140,288
	125,000	Metaldyne Corp. 144A sr. notes 10s, 2013		105,000
	135,000	MGM Mirage, Inc. company guaranty 8 1/2s, 2010		148,838
	65,000	MGM Mirage, Inc. company guaranty 6s, 2009		64,919
	2,000	MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,045
	55,000	Mirage Resorts, Inc. debs. 7 1/4s, 2017		55,963
	175,000	Movie Gallery, Inc. 144A sr. unsecd. notes 11s, 2012		180,688
	395,000	Muzak LLC/Muzak Finance Corp sr. notes 10s, 2009		316,000
	100,000	Oxford Industries, Inc. sr. notes 8 7/8s, 2011		103,500
	30,000	Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		32,775
	165,000	Park Place Entertainment Corp. sr. notes 7s, 2013		180,263
	278,000	Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008		307,190
	200,000	Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010		214,500
	65,000	Penn National Gaming, Inc. 144A sr. sub. notes 6 3/4s, 2015		63,375
	90,000	Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s, 2013		93,600
	200,000	Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		201,000
	330,000	PRIMEDIA, Inc. sr. notes 8s, 2013		330,825
	105,000	R.H. Donnelley Corp. 144A sr. notes 6 7/8s, 2013		107,625
	223,000	R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010		243,070
	129,000	R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012		149,318
	25,000	R.H. Donnelley, Inc. company guaranty 8 7/8s, 2010		27,250
EUR	110,000	Ray Acquisition sr. notes 9 3/8s, 2015 (France)		127,386
	$440,000	Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011		435,600
	158,000	Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009		179,330
	134,000	Russell Corp. company guaranty 9 1/4s, 2010		140,700
	286,000	Saks, Inc. company guaranty 7s, 2013		259,545
	335,000	Samsonite Corp. sr. sub. notes 8 7/8s, 2011		351,750
	104,000	Schuler Homes, Inc. company guaranty 10 1/2s, 2011		116,334
	175,000	Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012		171,500
	260,000	Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		263,250
	180,000	Simmons Bedding Co. sr. sub. notes 7 7/8s, 2014		158,400
	15,000	Standard Pacific Corp. sr. notes 6 7/8s, 2011		15,263
	285,000	Standard Pacific Corp. sr. notes 6 1/4s, 2014		273,600
	95,000	Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012		106,281
	121,000	Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007		126,143
	120,000	Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015		131,850
	165,000	Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005		166,444
	193,000	Station Casinos, Inc. sr. notes 6s, 2012		193,483
	120,000	Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		123,300
	75,000	Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012		79,500
	105,000	Technical Olympic USA, Inc. company guaranty 9s, 2010		108,150
	425,000	Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015		388,875
	130,000	Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		125,450
	390,000	Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		434,850
	460,000	THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		411,700
	100,000	Tommy Hilfiger USA, Inc. company guaranty 6.85s, 2008		100,500
	110,000	United Auto Group, Inc. company guaranty 9 5/8s, 2012		115,500
	446,000	Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		434,850
	160,000	Vertis, Inc. 144A sub. notes 13 1/2s, 2009		121,600
	37,000	WCI Communities, Inc. company guaranty 10 5/8s, 2011		39,498
	171,000	WCI Communities, Inc. company guaranty 9 1/8s, 2012		177,413
	99,000	William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011		109,643
	130,000	WRC Media Corp. sr. sub. notes 12 3/4s, 2009		124,475
	365,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014		350,400
				19,316,523
	Consumer Staples (6.7%)
	20,000	Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)		17,550
	235,000	Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default) (NON)		203,275
	360,000	Affinity Group, Inc. sr. sub. notes 9s, 2012		361,800
	175,000	Affinity Group, Inc. 144A sr. notes 10 7/8s, 2012		162,750
	35,000	AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012		34,825
	394,000	AMC Entertainment, Inc. sr. sub. notes 8s, 2014		356,570
	285,000	Atlantic Broadband Finance, LLC 144A sr. sub. notes 9 3/8s, 2014		268,613
	224,000	Brand Services, Inc. company guaranty 12s, 2012		246,960
	250,000	Cablevision Systems Corp. 144A sr. notes 8s, 2012		262,813
	94,000	Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)		60,865
	735,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011		547,575
	120,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009		93,000
	100,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 1/4s, 2010		73,750
	240,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011		173,400
	117,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 9 5/8s, 2009		87,458
	74,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 8 5/8s, 2009		54,945
	130,000	Church & Dwight Co., Inc. 144A sr. sub. notes 6s, 2012		130,000
	205,000	Cinemark USA, Inc. sr. sub. notes 9s, 2013		217,300
	235,000	Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)		165,088
	115,000	Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008		122,188
	10,000	Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		10,450
	100,000	CSC Holdings, Inc. debs. 7 5/8s, 2018		104,000
	3,000	CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009		3,188
	105,000	CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		111,300
	130,000	CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016		142,350
	205,000	CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		208,588
	440,000	Dean Foods Co. sr. notes 6 5/8s, 2009		453,750
	130,000	Del Monte Corp. sr. sub. notes 8 5/8s, 2012		141,700
	105,000	Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015		104,738
	185,000	DirecTV Holdings, LLC sr. notes 8 3/8s, 2013		204,888
	271,000	Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)		1,355
	265,000	Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007		258,375
	106,000	Domino's, Inc. sr. sub. notes 8 1/4s, 2011		111,300
	310,000	Echostar DBS Corp. sr. notes 6 3/8s, 2011		313,100
	210,000	Echostar DBS Corp. 144A company guaranty 6 5/8s, 2014		210,525
	60,000	Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		61,950
	335,000	Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		306,525
	87,000	Gray Television, Inc. company guaranty 9 1/4s, 2011		94,613
	100,000	Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		102,000
	125,000	Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)		121,563
	320,000	Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)		341,600
	2,435	Knology, Inc. 144A sr. notes 12s, 2009 (PIK)		2,398
	440,000	LCE Acquisition Corp. 144A company guaranty 9s, 2014		426,800
	175,000	Paxson Communications Corp. company guaranty 10 3/4s, 2008		170,625
	375,000	Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		320,625
	248,000	Playtex Products, Inc. company guaranty 9 3/8s, 2011		259,780
	180,000	Playtex Products, Inc. sec. notes 8s, 2011		192,600
	207,000	Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		212,693
	60,000	Quebecor Media, Inc. sr. disc. notes stepped-coupon zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)		59,250
	317,000	Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)		351,078
	205,000	Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		225,244
	200,000	Rainbow National Services, LLC 144A sr. sub. debs. 10 3/8s, 2014		228,000
	275,000	Remington Arms Co., Inc. company guaranty 10 1/2s, 2011		262,625
GBP	150,000	RHM Finance, Ltd. sinking fund Ser. A3, 8.8s, 2017 (Cayman Islands)		320,962
	$130,000	Rite Aid Corp. company guaranty 9 1/2s, 2011		133,900
	215,000	Rite Aid Corp. debs. 6 7/8s, 2013		182,750
	105,000	Rite Aid Corp. 144A sec. notes 7 1/2s, 2015		96,600
	210,000	Sbarro, Inc. company guaranty 11s, 2009		203,700
	55,000	Scotts Co. (The) sr. sub. notes 6 5/8s, 2013		55,550
	125,000	Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011		132,500
	353,000	Six Flags, Inc. sr. notes 8 7/8s, 2010		328,290
	370,000	Spectrum Brands, Inc. 144A sr. sub. notes 7 3/8s, 2015		360,750
EUR	260,000	United Biscuits Finance company guaranty 10 5/8s, 2011 (United Kingdom)		331,428
	$80,000	United Rentals (North America), Inc. company guaranty 6 1/2s, 2012		78,700
	70,000	Universal City Florida Holding Co. sr. notes 8 3/8s, 2010		72,100
	107,000	Universal City Florida Holding Co. sr. notes FRN 7.96s, 2010		111,280
	65,000	Videotron Ltee company guaranty 6 7/8s, 2014 (Canada)		65,081
	125,000	Warner Music Group sr. sub. notes 7 3/8s, 2014		124,375
	189,000	Young Broadcasting, Inc. company guaranty 10s, 2011		186,638
	85,000	Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		76,925
				12,621,830
	Energy (3.6%)
	340,000	Arch Western Finance, LLC sr. notes 6 3/4s, 2013		339,150
	92,000	Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)		96,140
	130,000	CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)		125,450
	110,000	CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)		106,150
	91,000	Chesapeake Energy Corp. company guaranty 9s, 2012		100,555
	60,000	Chesapeake Energy Corp. company guaranty 7 3/4s, 2015		64,950
	190,000	Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		205,200
	80,000	Chesapeake Energy Corp. sr. notes 7s, 2014		84,400
	120,000	Comstock Resources, Inc. sr. notes 6 7/8s, 2012		118,200
	30,000	Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014		29,400
	130,000	Encore Acquisition Co. company guaranty 8 3/8s, 2012		140,400
	60,000	Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014		58,500
	170,000	Exco Resources, Inc. company guaranty 7 1/4s, 2011		165,750
	100,000	Forest Oil Corp. company guaranty 7 3/4s, 2014		106,250
	135,000	Forest Oil Corp. sr. notes 8s, 2011		147,825
	94,000	Forest Oil Corp. sr. notes 8s, 2008		99,640
	150,000	Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)		180,000
	90,000	Hanover Compressor Co. sr. notes 9s, 2014		93,150
	60,000	Hanover Compressor Co. sr. notes 8 5/8s, 2010		61,800
	125,000	Hanover Compressor Co. sub. notes zero %, 2007		108,125
	40,000	Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		41,500
	365,000	Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)		351,313
	365,000	Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014		341,275
	85,000	KCS Energy, Inc. sr. notes 7 1/8s, 2012		84,575
	365,000	Key Energy Services, Inc. sr. notes 6 3/8s, 2013		357,700
	335,000	Massey Energy Co. sr. notes 6 5/8s, 2010		340,025
	150,000	Newfield Exploration Co. sr. notes 7 5/8s, 2011		162,000
	210,000	Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		214,725
	95,000	Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014		98,800
	180,000	Peabody Energy Corp. sr. notes 5 7/8s, 2016		177,300
	80,000	Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022		95,600
	115,000	Pemex Project Funding Master Trust company guaranty 7 3/8s, 2014		127,650
	179,543	Petroleum Geo-Services notes 10s, 2010 (Norway)		199,293
	130,000	Plains Exploration & Production Co. sr. notes 7 1/8s, 2014		138,775
	190,000	Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012		207,100
	195,000	Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011		207,675
	400,000	Pride International, Inc. sr. notes 7 3/8s, 2014		439,000
	130,000	Seabulk International, Inc. company guaranty 9 1/2s, 2013		147,225
	170,000	Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013		158,100
	370,000	Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		351,500
	7,000	Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012		7,578
	40,000	Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011		42,000
				6,721,744
	Financial (0.4%)
	60,000	Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		60,000
	230,000	E*Trade Finance Corp. sr. notes 8s, 2011		240,350
	256,200	Finova Group, Inc. notes 7 1/2s, 2009		108,885
	320,000	Western Financial Bank sub. debs. 9 5/8s, 2012		344,000
				753,235
	Health Care (2.5%)
	94,000	AmerisourceBergen Corp. company guaranty 7 1/4s, 2012		102,695
	260,000	AmerisourceBergen Corp. sr. notes 8 1/8s, 2008		281,450
	225,000	Ardent Health Services, Inc. sr. sub. notes 10s, 2013		273,465
	408,000	Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		405,960
	55,000	DaVita, Inc. 144A sr. notes 6 5/8s, 2013		55,550
	110,000	DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015		110,550
	195,000	Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)		168,675
	67,000	HCA, Inc. debs. 7.19s, 2015		69,660
	80,000	HCA, Inc. notes 6 3/8s, 2015		81,541
	75,000	HCA, Inc. notes 5 3/4s, 2014		73,446
	70,000	HCA, Inc. sr. notes 6.95s, 2012		73,688
	289,000	Healthsouth Corp. notes 7 5/8s, 2012		277,440
	63,000	Healthsouth Corp. sr. notes 8 1/2s, 2008		63,630
	61,000	Healthsouth Corp. sr. notes 8 3/8s, 2011		60,543
	31,000	MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		31,000
	240,000	MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)		136,800
	155,000	Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		151,513
	110,000	Owens & Minor, Inc. company guaranty 8 1/2s, 2011		117,700
	15,000	Service Corp. International notes 7.2s, 2006		15,413
	5,000	Service Corp. International notes 6 7/8s, 2007		5,250
	35,000	Service Corp. International notes 6 1/2s, 2008		35,788
	41,000	Service Corp. International notes Ser. *, 7.7s, 2009		43,306
	180,000	Service Corp. International 144A sr. notes 6 3/4s, 2016		178,200
	180,000	Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013		175,050
	120,000	Tenet Healthcare Corp. notes 7 3/8s, 2013		117,600
	365,000	Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		392,375
	145,000	Tenet Healthcare Corp. sr. notes 6 1/2s, 2012		138,475
	165,000	Triad Hospitals, Inc. sr. notes 7s, 2012		171,600
	300,000	Triad Hospitals, Inc. sr. sub. notes 7s, 2013		303,750
	120,000	Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		121,200
	325,000	Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		351,000
	65,000	Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		73,775
	50,000	Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		49,750
	75,000	Ventas Realty LP/Capital Corp. 144A sr. notes 6 3/4s, 2010 (R )		76,313
				4,784,151
	Other (2.4%)
	4,510,000	Dow Jones CDX HY 144A pass-through certificates 7 3/4s, 2009		4,524,094
	Technology (1.4%)
	260,000	Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		256,100
	320,000	Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		332,800
	355,000	Iron Mountain, Inc. company guaranty 8 5/8s, 2013		362,988
	225,000	Lucent Technologies, Inc. debs. 6.45s, 2029		194,625
	90,000	New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)		71,550
	75,000	SCG Holding Corp. 144A notes zero %, 2011		112,500
	145,000	Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman Islands)		155,150
	29,000	TSI Telecommunication Services, Inc. company guaranty Ser. B, 12 3/4s, 2009		32,190
	350,000	UGS Corp. company guaranty 10s, 2012		385,000
	175,000	Xerox Capital Trust I company guaranty 8s, 2027		181,125
	3,000	Xerox Corp. company guaranty 9 3/4s, 2009		3,428
	90,000	Xerox Corp. notes Ser. MTN, 7.2s, 2016		96,750
	231,000	Xerox Corp. sr. notes 7 5/8s, 2013		251,790
	185,000	Xerox Corp. sr. notes 6 7/8s, 2011		195,638
				2,631,634
	Transportation (0.5%)
	120,000	American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011		111,900
	230,000	Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008		178,250
	300,000	Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008		327,000
	40,000	Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009		41,300
	157,000	Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006		163,280
	110,000	Navistar International Corp. 144A sr. notes 6 1/4s, 2012		104,500
	40,000	Travelcenters of America, Inc. company guaranty 12 3/4s, 2009		44,000
				970,230
	Utilities & Power (3.2%)
	22,000	AES Corp. (The) sr. notes 8 7/8s, 2011		24,200
	14,000	AES Corp. (The) sr. notes 8 3/4s, 2008		14,980
	175,000	AES Corp. (The) 144A sec. notes 9s, 2015		195,563
	240,000	AES Corp. (The) 144A sec. notes 8 3/4s, 2013		267,600
	120,000	Allegheny Energy Supply 144A bonds 8 1/4s, 2012		130,650
	70,000	Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007		78,050
	180,000	ANR Pipeline Co. debs. 9 5/8s, 2021		226,743
	60,000	CMS Energy Corp. sr. notes 8.9s, 2008		64,650
	70,000	CMS Energy Corp. sr. notes 8 1/2s, 2011		76,125
	40,000	CMS Energy Corp. sr. notes 7 3/4s, 2010		42,200
	125,000	Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015		122,666
	445,000	DPL, Inc. bonds 8 1/8s, 2031		522,971
	315,000	Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013		349,650
	90,000	Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010		88,200
	125,000	Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016		117,500
	115,000	El Paso Corp. sr. notes 8.05s, 2030		109,538
	90,000	El Paso Corp. sr. notes 7 3/8s, 2012		87,300
	85,000	El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031		79,581
	40,000	El Paso Natural Gas Co. debs. 8 5/8s, 2022		46,333
	215,000	El Paso Production Holding Co. company guaranty 7 3/4s, 2013		223,063
	155,000	Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014		144,150
	280,000	Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		312,200
	155,000	Mission Energy Holding Co. sec. notes 13 1/2s, 2008		182,900
	90,000	Monongahela Power Co. 1st mtge. 6.7s, 2014		99,113
	95,000	Nevada Power Co. 2nd mtge. 9s, 2013		106,638
	170,000	Northwest Pipeline Corp. company guaranty 8 1/8s, 2010		184,875
	454,000	NRG Energy, Inc. 144A sr. sec. notes 8s, 2013		478,970
	125,000	Orion Power Holdings, Inc. sr. notes 12s, 2010		149,375
	135,000	PSEG Energy Holdings, Inc. notes 7 3/4s, 2007		139,050
	110,000	SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		114,321
	145,000	SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013		145,000
	35,000	Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012		35,438
	215,000	Sierra Pacific Resources sr. notes 8 5/8s, 2014		232,738
	65,000	Teco Energy, Inc. notes 10 1/2s, 2007		74,425
	35,000	Teco Energy, Inc. notes 7.2s, 2011		36,969
	60,000	Teco Energy, Inc. notes 7s, 2012		62,850
	10,000	Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015		10,250
	15,000	Tennessee Gas Pipeline Co. debs. 7s, 2028		15,176
	40,000	Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		43,934
	185,000	Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014		190,088
	25,000	Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		26,938
	140,000	Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)		140,700
	95,000	Utilicorp United, Inc. sr. notes 9.95s, 2011		101,650
	30,000	Williams Cos., Inc. (The) notes 8 3/4s, 2032		35,175
	35,000	Williams Cos., Inc. (The) notes 8 1/8s, 2012		39,375
	50,000	Williams Cos., Inc. (The) notes 7 5/8s, 2019		55,250
				6,025,111
		Total Corporate bonds and notes (cost $80,485,846)		$80,941,939
	Convertible preferred stocks (36.6%) (a)
	Number of shares			Value
	Basic Materials (3.4%)
	2,210	Freeport-McMoRan Copper & Gold, Inc. 144A 5.50% cv. pfd.		$1,973,806
	2,020	Hercules Trust II Ser. UNIT, 6.50% cv. pfd.		1,575,600
	21,000	Huntsman Corp. $2.50 cv. pfd.		926,625
	85,120	Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv. pfd.		1,936,480
				6,412,511
	Capital Goods (4.6%)
	1,960	Allied Waste Industries Ser. D, 6.25% cv. pfd.		470,155
	34,600	Coltec Capital Trust $2.625 cv. pfd.		1,679,830
	31,900	Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.		3,939,650
	63,770	Owens-Illinois, Inc. $2.375 cv. pfd.		2,654,426
				8,744,061
	Communication Services (1.7%)
	35,300	Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd. (S)		1,607,915
	35,614	Crown Castle International Corp. $3.125 cum. cv. pfd.		1,673,858
				3,281,773
	Consumer Cyclicals (3.6%)
	24,100	Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.		964,000
	40,000	Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.		1,605,000
	87,000	General Motors Corp. Ser. A, $1.125 cv. pfd.		2,044,500
	49,100	TXI Capital Trust I $2.75 cv. pfd.		2,234,050
				6,847,550
	Consumer Staples (2.8%)
	40,800	Albertson's, Inc. $1.813 cv. pfd.		928,200
	32,687	Constellation Brands, Inc. Ser. A, $1.438 cv. pfd.		1,356,511
	41,100	Sinclair Broadcast Group, Inc. Ser. D, $3.00 cv. pfd.		1,700,513
	63,200	Six Flags, Inc. $1.813 cum. cv. pfd. (S)		1,248,200
				5,233,424
	Energy (2.1%)
	20,800	Amerada Hess Corp. $3.50 cv. pfd.		1,664,000
	8,865	Chesapeake Energy Corp. 144A $5.00 cum. cv. pfd.		904,230
	32,000	Hanover Compressor Capital Trust $3.625 cum. cv. pfd.		1,456,000
				4,024,230
	Financial (9.4%)
	55,500	Chubb Corp. (The) $1.75 cv. pfd.		1,720,500
	20	Fannie Mae Ser. 04-1, 5.375% cv. pfd.		1,928,520
	99,200	FelCor Lodging Trust, Inc. Ser. A, $1.95 cum. cv. pfd. (R)		2,368,400
	2,079	Fortis Insurance NV 144A 7.75% cv. pfd. (Netherlands)		2,215,175
	25,024	Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.		1,714,144
	46,720	Host Marriott Financial Trust $3.375 cv. pfd. (R)		2,604,640
	40,190	Lehman Brothers Holdings, Inc. $1.563 cv. pfd.		1,054,988
	30,260	Merrill Lynch & Co., Inc. Ser. JNC, 6.75% cv. pfd.		1,080,282
	38,400	Washington Mutual Capital Trust I $2.688 cum. cv. pfd.		2,008,781
	41,600	XL Capital, Ltd. $1.625 cv. pfd. (Cayman Islands)		1,002,144
				17,697,574
	Health Care (1.6%)
	59,600	Schering-Plough Corp. $3.00 cv. pfd.		3,054,500
	Technology (1.1%)
	17,600	Xerox Corp. 6.25% cv. pfd.		2,094,400
	Utilities & Power (6.3%)
	34,200	Aquila, Inc. $1.688 cv. pfd.		1,167,075
	1,000	El Paso Corp. 144A 4.99% cv. pfd.		975,375
	38,950	El Paso Energy Capital Trust I $2.375 cv. pfd. (S)		1,407,069
	80,000	Great Plains Energy, Inc. $2.00 cum. cv. pfd.		2,180,000
	34,000	ONEOK, Inc. $2.125 units cv. pfd.		1,275,000
	3,100	PNM Resources, Inc. $3.375 cv. pfd.		162,192
	14,640	Public Service Enterprise Group, Inc. $5.125 cv. pfd.		1,017,480
	27,900	Sierra Pacific Resources Ser. Unit, $4.50 cum. cv. pfd.		1,198,863
	30,700	Southern Union Co. $2.50 cv. pfd.		1,519,650
	11,390	Williams Cos., Inc. (The) 144A $2.75 cv. pfd.		1,000,896
				11,903,600
		Total Convertible preferred stocks (cost $62,744,576)		$69,293,623
	Convertible bonds and notes (15.1%) (a)
	Principal amount			Value
	Capital Goods (0.7%)
	$1,070,000	Titan International, Inc. 144A cv. sr. notes 5 1/4s, 2009		$1,369,600
	Communication Services (0.7%)
	2,075,000	Charter Communications, Inc. 144A cv. sr. notes 5 7/8s, 2009		1,276,125
	780,000	Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s, 2009 (Canada) (In default) (NON)		8
				1,276,133
	Conglomerates (1.2%)
	2,030,000	GenCorp, Inc. cv. sub. notes 5 3/4s, 2007		2,227,925
	Consumer Cyclicals (2.3%)
	1,050,000	Mediacom Communications Corp. cv. sr. notes 5 1/4s, 2006		1,029,000
	1,730,000	MeriStar Hospitality Corp. cv. sr. sub. notes 9 1/2s, 2010 (R)		2,186,288
	965,000	WCI Communities, Inc. cv. sr. sub. notes 4s, 2023		1,162,825
				4,378,113
	Consumer Staples (1.0%)
	1,660,000	Rite Aid Corp. cv. notes 4 3/4s, 2006		1,606,050
	264,000	Rite Aid Corp. 144A cv. notes 4 3/4s, 2006		255,420
				1,861,470
	Electronics (0.5%)
	1,450,000	Kulicke & Soffa Industries, Inc. cv. sub. notes 0.50s, 2008		980,563
	Energy (0.3%)
	400,000	McMoran Exploration Co. cv. sr. notes 6s, 2008		585,500
	Financial (1.1%)
	1,050,000	American Equity Investment Life Holding Co. 144A cv. sr. notes 5 1/4s, 2024		1,084,125
	1,300,000	Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023		975,000
				2,059,125
	Technology (5.1%)
	980,000	Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009		971,425
	1,400,000	Amkor Technologies, Inc. cv. sub. notes 5 3/4s, 2006		1,204,000
	980,000	Fairchild Semiconductor International, Inc. cv. company guaranty 5s, 2008		954,275
	1,950,000	Lucent Technologies, Inc. cv. sub. debs. 8s, 2031		1,998,750
	1,500,000	Manugistics Group, Inc. cv. sub. notes 5s, 2007		1,329,375
	1,500,000	ON Semiconductor Corp. 144A cv. bonds zero %, 2024		1,074,375
	2,800,000	Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s, 2024		1,795,500
	450,000	Silicon Graphics, Inc. cv. sr. notes 6 1/2s, 2009		342,000
				9,669,700
	Transportation (0.8%)
	570,000	AMR Corp. cv. company guaranty 4 1/4s, 2023		517,988
	1,200,000	Continental Airlines, Inc. cv. sr. unsub. notes 4 1/2s, 2007		975,000
				1,492,988
	Utilities & Power (1.4%)
	980,000	AES Corp. (The) cv. sub. notes 4 1/2s, 2005		980,000
	200,000	Sierra Pacific Resources 144A cv. notes 7 1/4s, 2010		552,750
	720,000	XCEL Energy, Inc. 144A cv. notes 7 1/2s, 2007		1,098,000
				2,630,750
		Total Convertible bonds and notes (cost $28,511,906)		$28,531,867
	Common stocks (1.0%) (a)
	Number of shares			Value
	393	AboveNet, Inc. (NON)		$11,594
	17,713	Alderwoods Group, Inc. (Canada) (NON)		245,325
	140,000	AMRESCO Creditor Trust (acquired various dates from 9/20/00 to 10/16/02, cost $56,998) (F)(RES)(NON)(R)		140
	293	Birch Telecom, Inc. (F)(NON)		1
	5,780	Celanese Corp. Ser. A (NON)		89,474
	25,623	Coinmach Service Corp. IDS (Income Deposit Securities)		333,099
	147	Compass Minerals International, Inc.		3,312
	574,207	Contifinancial Corp. Liquidating Trust Units		718
	3,432	Covad Communications Group, Inc. (NON) (S)		4,324
	309	Crown Castle International Corp. (NON)		5,494
	6,393	Globix Corp. (NON)		18,220
	145,000	iPCS Escrow, Inc. (F)(NON)		145
	3,374	iPCS, Inc. (NON)		105,438
	32	Knology, Inc. (NON)		60
	34	Magellan Health Services, Inc. (NON)		1,104
	555	PSF Group Holdings, Inc. 144A Class A (acquired various dates from 3/15/96 to 3/9/01, cost $1,811,489) (F)(RES)(NON)		985,862
	50	Sterling Chemicals, Inc. (NON)		1,300
	202	Sun Healthcare Group, Inc. (NON)		1,414
	56	USA Mobility, Inc. (NON)		1,482
	28,292	VS Holdings, Inc. (NON)		28
		Total Common stocks (cost $4,141,219)		$1,808,534
	Foreign government bonds and notes (0.5%) (a)
	Principal amount			Value
	$220,000	Brazil (Federal Republic of) bonds 10 1/2s, 2014		$257,400
	110,000	Colombia (Republic of) unsub. 9 3/4s, 2009		124,300
	180,000	Indonosia (Republic of) 144A sr. notes 6 3/4s, 2014		177,300
	80,000	Peru (Republic of) bonds 8 3/8s, 2016		88,800
	195,000	Philippines (Republic of) bonds 8 3/8s, 2011		201,338
	60,000	United Mexican States bonds Ser. MTN, 8.3s, 2031		73,440
	55,000	Venezuela (Republic of) notes 10 3/4s, 2013		62,150
		Total Foreign government bonds and notes (cost $959,191)		$984,728
	Units (0.1%) (a) (cost $594,350)
	Number of units			Value
	406	XCL Equity Units (F)		$276,826
	Brady bonds (0.1%) (a)
	Principal amount			Value
	$148,237	Brazil (Federal Republic of) FRB Ser. 18 YR, 4.313s, 2012		$142,308
	131,750	Peru (Republic of) FRB Ser. 20 YR, 5s, 2017		125,821
		Total Brady bonds (cost $263,259)		$268,129
	Preferred stocks (0.1%) (a)
	Number of shares			Value
	3	Dobson Communications Corp. Class A, 13.00% pfd.		$2,046
	15	Paxson Communications Corp. 14.25% cum. pfd. (PIK)		98,250
	43	Rural Cellular Corp. Ser. B, Class A, 11.375% cum. pfd.		36,335
		Total Preferred stocks (cost $191,030)		$136,631
	Warrants (--%) (a) (NON)
	Number of warrants		Expiration date	Value
	152	AboveNet, Inc.	9/8/10	$304
	130	AboveNet, Inc.	9/8/08	780
	270	Dayton Superior Corp. 144A	6/15/09	1
	119	MDP Acquisitions PLC 144A	10/1/13	3,332
	120	Pliant Corp. 144A	6/1/10	1
	420	TravelCenters of America, Inc. 144A	5/1/09	53
	420	Ubiquitel, Inc. 144A	4/15/10	1
	312	Washington Group International, Inc. Ser. C	1/25/06	4,246
		Total Warrants (cost $127,880)		$8,718
	Short-term investments (4.7%) (a)
	Principal amount			Value
	$5,819,672	Putnam Prime Money Market Fund (e)		$5,819,672
	3,067,732	Short-term investments held as collateral for loaned securities with yields ranging from 3.01% to 3.21% and due dates ranging from June 1, 2005 to June 27, 2005 (d)		3,064,541
		Total Short-term investments (cost $8,884,213)		$8,884,213
		Total Investments (cost $186,903,470) (b)		$191,135,208

Putnam High Income Bond Fund
Forward currency contracts to sell at May 31, 2005 (Unaudited)
(aggregate face value $2,799,485)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$321,243	$335,160	6/15/05	$13,917
Euro	2,314,682	2,464,325	6/15/05	149,643

				$163,560

Putnam High Income Bond Fund

Credit default contracts outstanding at May 31, 2005 (Unaudited)

	Notional	Unrealized
	amount	appreciation

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	$32,000	$1,555

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	32,000	727

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	16,000	723

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	12,000	509

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	8,000	254

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	4,000	245

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	4,000	41

		$4,054

NOTES
(a)	Percentages indicated are based on net assets of $189,343,706.

(b)

The aggregate identified cost on a tax basis is $187,129,753, resulting in gross unrealized appreciation and depreciation of $13,836,993 and $9,831,538, respectively, or net unrealized appreciation of $4,005,455.

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at May 31, 2005.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2005 was $986,002 or 0.5% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At May 31, 2005, the value of securities loaned amounted to $2,958,363.  The fund received cash collateral of $3,064,541 which is pooled with collateral of other Putnam funds into 21 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $74,284 for the period ended May 31, 2005.  During the period ended May 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $36,108,384 and $36,021,947, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

At May 31, 2005, liquid assets totaling $108,000 are held as collateral for open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

 Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

 ---------------------------

Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005